Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 25,327	$ 26,750
Restricted cash	1,572	7,789
Accounts receivable, net	4,644	3,999
Prepaid expenses and other current assets	1,677	1,297
Total current assets	33,220	39,835
Vessels, net	1,058,761	1,230,049
Vessel held for sale	125,000	0
Deferred dry dock and special survey costs, net and other long term assets	21,250	22,232
Investment in affiliates	1,340	1,315
Loans receivable from affiliates	1,971	1,521
Intangible assets	46,820	55,339
Total non-current assets	1,255,142	1,310,456
Total assets	1,288,362	1,350,291
Current liabilities
Accounts payable	2,782	2,706
Accrued expenses	2,072	2,516
Deferred revenue	4,855	4,290
Current portion of long-term debt, net	38,512	23,336
Amounts due to related parties	7,352	8,680
Total current liabilities	55,573	41,528
Long-term debt, net	516,495	574,742
Deferred revenue	677	1,806
Total non-current liabilities	517,172	576,548
Total liabilities	572,745	618,076
Commitments and contingencies
Partners' capital:
Common Unitholders (83,079,710 units issued and outstanding at June 30, 2016 and December 31, 2015, respectively)	711,780	728,046
General Partner (1,695,509 units issued and outstanding at June 30, 2016 and December 31, 2015, respectively)	3,837	4,169
Total partners' capital	715,617	732,215
Total liabilities and partners' capital	$ 1,288,362	$ 1,350,291